Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

12. ACCOUNTS PAYABLE

Accounts payables are non-interest bearing and generally settled within 90-day terms. All accounts payable are expected to be settled within one year. The carrying value of accounts payable are considered to be a reasonable approximation of fair value.